SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	14	13
Total amortization expense related to other intangible assets	$ 64	$ 41	$ 42
Future estimated amortization expense related to amortizable other identifiable intangible assets
2012	238
2013	236
2014	225
2015	221
2016	$ 217
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	15
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	17
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	14
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	8